Own Work Capitalized - Summary of Detailed Information About Breakdown of Own Work Capitalized (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Own Work Capitalized [Abstract]
Development costs	€ 0	€ 968	€ 2,845
Property, plant and equipment	818	599	1,770
Total	€ 818	€ 1,567	€ 4,615